REVENUE (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customers [Member]
Disclosure of products and services [line items]
Number of customers	eight customers	three customers
Percentage of metal sales	100.00%	100.00%
Customers One [Member]
Disclosure of products and services [line items]
Percentage of customers accounting for total sales	42.00%	68.00%
Customers Two [Member]
Disclosure of products and services [line items]
Percentage of customers accounting for total sales	30.00%	17.00%
Customers Three [Member]
Disclosure of products and services [line items]
Percentage of customers accounting for total sales	20.00%	16.00%
Commodity Price Risk [Member]
Disclosure of products and services [line items]
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 2.8	$ 0.3